Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)		Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 26,793,047.4		$ 321,490.8		₨ 17,418,092.4
Finance receivable on non-accrual status		327,443.9		3,929.0		200,708.8
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		19,590,408.1		235,066.1		11,506,580.3
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,378,523.1		16,541.0		1,221,097.6
Finance receivable on non-accrual status		14,998.0				15,941.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,119,246.7		37,428.0		2,782,828.5
Finance receivable on non-accrual status		25,466.5				22,770.1
Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		4,207,836.2		50,490.0		3,378,625.2
Finance receivable on non-accrual status		53,355.4				43,937.8
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,619,602.9		19,433.7		1,285,887.8
Finance receivable on non-accrual status		21,563.6				21,823.8
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,993,168.0		83,911.3		1,020,901.6
Finance receivable on non-accrual status		43,712.7				5,900.3
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,272,031.2		27,262.1		1,817,239.6
Finance receivable on non-accrual status		61,520.0				56,822.9
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		7,202,639.3		86,424.7		5,911,512.1
Finance receivable on non-accrual status		106,827.7				33,512.3
31 to 90 days past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		161,159.9		1,933.8		100,768.4
31 to 90 days past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		6,083.8				5,738.3
31 to 90 days past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		24,446.2				20,871.1
31 to 90 days past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		12,571.8				21,241.0
31 to 90 days past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		19,351.4				15,089.3
31 to 90 days past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		37,025.6				3,916.0
31 to 90 days past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		26,479.0				30,007.7
31 to 90 days past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		35,202.1				3,905.0
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		327,443.9		3,929.0		200,708.8
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		14,998.0				15,941.6
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		25,466.5				22,770.1
Non-accrual/ 91 days or more past due | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		53,355.4				43,937.8
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,563.6				21,823.8
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		43,712.7				5,900.3
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		61,520.0				56,822.9
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		106,827.7				33,512.3
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	26,304,443.6	[1]	$ 315,628.0	[1]	17,116,615.2	[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,357,441.3	[1]			1,199,417.7	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	3,069,334.0	[1]			2,739,187.3	[3]
Total current | Retail Loans | Retail business banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	4,141,909.0	[1]			3,313,446.4	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,578,687.9	[1]			1,248,974.7	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	6,912,429.7	[1]			1,011,085.3	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	2,184,032.2	[1]			1,730,409.0	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 7,060,609.5	[1]			₨ 5,874,094.8	[3]

[1]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 35.4 billion.
[2]	Loans up to 30 days past due are considered current.
[3]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 31.8 billion.